Eaton Vance New Jersey Municipals Fund Supplement to Prospectus dated October 5, 2007

As of the close of business on March 14, 2008, Class B shares of the Eaton Vance New Jersey Municipals Fund will no longer be available for purchase or exchange.

March 11, 2008	C12/1ABPS